SHAREHOLDERS' EQUITY (Details 6) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Paid-in Capital activity
Balance, beginning of year	32,293	23,115	20,156
Stock Option Plan - exercised	(3,108)	(1,119)	(9,371)
Stock Option Plan - expensed	9,213	10,297	12,330
Balance, end of year	38,398	32,293	23,115